Revenue - Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Abstract]
Balance at start of the period	$ 1,760	$ 2,639
Recognized revenue from prior years' invoicing	(1,760)	(2,348)
Amounts invoiced to be recognized over time	4,149	2,509
Recognized revenue from current year invoicing	(2,703)	(1,131)
Foreign exchange impact	71	91
Balance at end of the period	$ 1,517	$ 1,760